INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET

NOTE 5 - INTANGIBLE ASSET

On May 12, 2021, SleepX entered into a patent license agreement with Nexense Technologies USA Inc., (“Nexense”) a related party, which is controlled by Boris Molchadsky, (the “Licensor”) pursuant to which SleepX will receive from the Licensor the rights to use all of the Licensor’s owned intellectual property (the “IP”) for any commercial purposes. Management believes that the IP is not currently ready for private or commercial use and therefore, SleepX will be required to research, develop, apply for patents protection and invest in the IP in order to ready it for commercial use. Any change, improvement, inventive addition, progress, results of research or a new product with respect to the intellectual property rights, will all be owned solely by SleepX.

The payment terms for the license agreement are 3% of the gross profit arising from the sale of the products based on the licensed IP and up to an aggregate amount of $2,000,000. As part of the agreement, SleepX has issued the related party shares equivalent to 40% of SleepX, after dilution.

The IP asset is valued in the financial statements at the cost that Licensor paid to acquire the IP. As of December 31, 2022, the Company has not generated any revenues and accordingly no royalties were incurred and paid.

Cost	$163,000
Accumulated amortization	$(39,000)
$124,000

For the years ended December 31, 2022 and 2021 the amortization expense amounted to $23,285 and $15,000, respectively.